TAX CREDITS - Realization of non-current tax credits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Estimates of realization of non-current tax credits
Tax credits - non-current	R$ 511,547	R$ 124,600
Tax credits
Estimates of realization of non-current tax credits
Tax credits - non-current	511,547	124,600
Tax credits | 2023
Estimates of realization of non-current tax credits
Tax credits - non-current		64,426
Tax credits | 2024
Estimates of realization of non-current tax credits
Tax credits - non-current	327,873	40,853
Tax credits | 2025
Estimates of realization of non-current tax credits
Tax credits - non-current	164,897	11,660
Tax credits | 2026
Estimates of realization of non-current tax credits
Tax credits - non-current	16,551	R$ 7,661
Tax credits | 2027 on
Estimates of realization of non-current tax credits
Tax credits - non-current	R$ 2,226